PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Mar. 31, 2025
Notes and other explanatory information [abstract]
PROPERTY, PLANT AND EQUIPMENT

10.	PROPERTY, PLANT AND EQUIPMENT

	Leasehold improvement	Office equipment	Computer equipment	Total
	HK$’000	HK$’000	HK$’000	HK$’000

COST
At April 1, 2023 and March 31, 2024	3,548	213	588	4,349
Write-off	(1,048)	(213)	-	(1,261)

At March 31, 2025	2,500	-	588	3,088

ACCUMULATED DEPRECIATION
At April 1, 2023	1,951	213	588	2,752
Provided for the year	833	-	-	833

At March 31, 2024	2,784	213	588	3,585
Provided for the year	764	-	-	764
Write-off	(1,048)	(213)	-	(1,261)

At March 31, 2025	2,500	-	588	3,088

CARRYING VALUES
At March 31, 2025	-	-	-	-

At March 31, 2024	764	-	-	764

Depreciation expenses for the years ended March 31, 2023, 2024 and 2025 amounted to HK$883,000, HK$833,000 and HK$764,000, respectively, which were included in administrative expenses. During the year ended March 31, 2025, certain fully depreciated assets with a gross carrying amount of HK$1,261,000 (2023 and 2024: HK$nil) were written off. Such write-off had no impact on the consolidated statements of profit or loss and other comprehensive income. No impairment losses were recognized during any of the years presented.

The above items of property, plant and equipment are depreciated on a straight-line basis, after taking into account of their estimated residual values, at the following rates per annum:

Leasehold improvement	20% - 33.33% [1]
Office equipment	20%
Computer equipment	20%

[1] Leasehold improvement is depreciated over useful life of 5 years (20% per annum) or over the lease term, whichever is shorter.